Equity Instruments (Details 5)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	75.00%
Risk free interest rate	1.32%
Expected term (years)	5 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	75.00%	0.00%
Risk free interest rate, Minimum	1.07%
Risk free interest rate		0.00%
Risk free interest rate, Maximum	1.76%
Expected term (years)		0 years
Dividend yield	0.00%	0.00%
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	4 years 2 months 12 days